PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Jan. 31, 2017
Property And Equipment Tables
Sechudle of property and equipment

In Thousands of US Dollars
	Laboratory Equipment	Computer Equipment	Office Equipment	Total
Cost
Balance at December 31, 2014	$418	$32	$102	$552
Additions	-	-	-	-
Disposals	-	(2)	(13)	(15)
Balance at December 31, 2015	418	30	89	537
Additions	–	1	–	1
Disposals	–	–	–	–
Balance at December 31, 2016	418	31	89	538
Additions	–	–	–	–
Disposals	–	–	–	–
Balance at December 31, 2017	$418	$31	$89	$538

Accumulated depreciation
Balance at December 31, 2014	417	27	99	543
Additions	1	2	2	5
Disposals	-	(2)	(14)	(15)
Balance at December 31, 2015	$418	$27	$87	$533
Depreciation for the year	–	3	1	3
Disposals	–	–	–	–
Balance at December 31, 2016	418	30	88	$537
Depreciation for the year	–	1	1	1
Disposals	–	–	–	–
Balance at December 31, 2017	$418	$31	$89	$538
Carrying amounts
At December 31, 2015	$-	$2	$1	$3
At December 31, 2016	$-	$1	$1	$2
At December 31, 2017	$-	$1	$-	$1